Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Basis of Presentation and Significant Accounting Policies [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
The condensed consolidated financial statements include the accounts of Korro Bio, Inc. and its wholly-owned subsidiary, Korro Mass Securities, Inc., which was established in December 2020. All intercompany transactions and balances have been eliminated in consolidation.

Basis of Presentation and Consolidation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). These consolidated financial statements have been prepared on the going concern basis of accounting, which assumes continuity of operations, realization of assets and satisfaction of liabilities in the ordinary course of business.
The consolidated financial statements include the accounts of Korro Bio, Inc. and its wholly-owned subsidiary, Korro Mass Securities, Inc., which was established in December 2020. All intercompany transactions and balances have been eliminated in consolidation.

Segment Information
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s chief executive officer, views the Company’s operations and manages its business as a single operating segment. The Company operates only in the United States.

Unaudited Interim Financial Information
Unaudited Interim Financial Information
The accompanying condensed consolidated balance sheet as of September 30, 2023, and the condensed consolidated statements of operations and comprehensive loss, condensed consolidated statements of convertible preferred stock and stockholders’ deficit and condensed consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are unaudited. The condensed consolidated interim financial statements have been prepared on the same basis as the audited annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of September 30, 2023 and the results of its operations and its cash flows for the nine months ended September 30, 2023 and 2022. The financial data and other information disclosed in these notes related to the nine months ended September 30, 2023 and 2022 are also unaudited. The results for the nine months ended September 30, 2023 are not necessarily indicative of results to be expected for the full year or for any other subsequent interim period.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates which include, but are not limited to, accrued expenses and stock-based compensation expense. The Company bases its estimates on historical experience and other market specific or other relevant assumptions it believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not limited to, accrued expenses and stock-based compensation expense. During the year ended December 31, 2021, the Company’s estimates also included the valuation of the preferred stock tranche asset and liability related to the Series A Preferred Stock. The Company bases its estimates on historical experience and other market specific or other relevant assumptions it believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
ASC Topic 820,
Fair Value Measurement
, (“ASC 820”) establishes a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
ASC 820 identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier fair value hierarchy that distinguishes between the following:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•
Level 3 inputs are unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Cash Equivalents
Cash Equivalents
Cash equivalents are highly-liquid investments that are readily convertible into cash with original maturities of three months or less when purchased. These assets include investments in money market funds that invest in U.S. Treasury obligations. Cash equivalents are reflected at fair value based on quoted market prices, as further described in Note 3, “Fair Value Measurements”.

Investments
Investments
Investments consist of securities with original maturities greater than three months when purchased. Short-term investments consist of investments that are available for use in current operations. Long-term investments consist of investments with maturities of greater than one year that are not available for use in current operations. The Company did not maintain any long-term investments as of December 31, 2022 or 2021.
The Company classifies all of its investments as
available-for-sale
securities. Accordingly, these investments are recorded at fair value. Realized gains and losses and amortization and accretion of discounts and premiums are included in “Other income, net”. Unrealized gains and losses on available-for-sale
securities are included in “Accumulated other comprehensive loss” as a component of stockholders’ deficit until realized.
The Company reviews its investment portfolio to identify and evaluate investments that have indicators of possible other-than-temporary impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition of the issuer and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost and consists of laboratory equipment, furniture and office equipment, computer equipment, leasehold improvements, and construction in progress. The Company capitalizes property and equipment that is acquired for research and development activities and that has alternative future use. Expenditures for repairs and maintenance are recorded to expense as incurred, whereas major betterments are capitalized as additions to property and equipment. Property and equipment not yet placed into service is capitalized as construction in progress and is depreciated once placed into service. Leasehold improvements are depreciated over the lesser of their useful lives or the term of the lease. Depreciation, including depreciation for assets recorded under capital leases, is calculated over the estimated useful lives of the assets using the straight-line method.

Impairment of Long-lived Assets
Impairment of Long-lived Assets
The Company reviews long-lived assets when events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability is measured by comparing the carrying value of the asset to the future undiscounted cash flows from the use and eventual disposition of the asset. If an asset is considered to be impaired, the impairment loss to be recognized is measured as the amount by which the carrying value of the asset exceeds its fair value.

Research and Development Expenses
Research and Development Expenses
Expenditures relating to research and development are expensed as incurred. Research and development expenses include external expenses incurred under arrangements with third parties, academic and non-profit
institutions and consultants; salaries and personnel-related costs, including non-cash
stock-based compensation expense; license fees to acquire
in-process
technology and other expenses, which include direct and allocated expenses for laboratory, facilities and other costs.
Non-refundable
advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made.
As part of the process of preparing the consolidated financial statements, the Company is required to estimate its accrued research and development expenses as of each balance sheet date. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. This process involves reviewing open contracts and purchase orders, communicating with internal personnel to identify services that have been performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost. The Company periodically confirms the accuracy of its estimates with its service providers and makes adjustments if necessary. The majority of the Company’s service providers invoice monthly in arrears for services performed or when contractual milestones are met. The financial terms of agreements with these service providers are subject to negotiation, vary from contract-to-contract
and may result in uneven payment flows. In circumstances where amounts have been paid in excess of costs incurred, the Company records a prepaid expense.

Intellectual Property Expenses
Intellectual Property Expenses
The Company expenses legal costs related to patent applications as they are incurred. Such costs are classified as general and administrative expenses within the consolidated statements of operations and comprehensive loss.

Stock-based Compensation
Stock-based Compensation
The Company accounts for stock-based payments in accordance with ASC Topic 718,
Compensation-Stock Compensation
(“ASC 718”). This guidance requires all stock-based payments, including grants of stock options and restricted common stock, to be recognized as expense in the consolidated statements of operations and comprehensive loss based on their grant date fair values. For stock options granted to employees, non-employees
and members of the Company’s Board of Directors for their services on the Board of Directors, the Company estimates the grant date fair value of each stock option using the Black-Scholes option-pricing model. For restricted common stock granted to employees and non-employees,
the Company estimates the grant date fair value of each award using the intrinsic value, which is based on the value of the underlying common stock less any purchase price. For stock-based payments subject to service-based vesting conditions, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock-based payment on a straight-line basis over the requisite service period.
The Company estimates the grant date fair value of its common stock using an appropriate valuation methodology, in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid,
Valuation of
Privately-Held
Company
Equity
Securities
Issued
as
Compensation
. Historically, the Company has utilized a market approach to determine its total equity value and the option pricing method (“OPM”) to allocate this equity value among various classes of securities. The OPM treats common stock and convertible preferred stock as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under the OPM, the common stock has value only if the funds available for distribution to stockholders exceeds the value of the convertible preferred stock liquidation preferences at the time of the liquidity event, such as a strategic sale or a merger. A discount for lack of marketability of the common stock is then applied to arrive at an indication of value for the common stock. Each valuation methodology includes estimates and assumptions that require the Company’s judgment. These estimates and assumptions include a number of objective and subjective factors, including external market conditions, guideline public company information, the prices at which the Company sold convertible preferred stock to third parties in arms’ length transactions, the rights and preferences of securities senior to the Company’s common stock at the time and the likelihood of achieving a liquidity event such as an initial public offering or sale. Significant changes to the assumptions used in the valuations could result in different fair values of stock options and restricted stock at each valuation date, as applicable.
In addition to the grant date fair value of the Company’s common stock, the Black-Scholes option pricing model requires the input of certain subjective assumptions, including (i) the calculation of expected term of the stock-based payment, (ii) the risk-free interest rate, (iii) the expected stock price volatility and (iv) the expected dividend yield. The Company uses the simplified method as proscribed by SEC Staff Accounting Bulletin No. 107 to calculate the expected term for stock options granted to employees as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The Company determines the risk-free interest rate based on a treasury instrument whose term is consistent with the expected term of the stock options. Because there is no public market for the Company’s common stock, there is a lack of Company-specific historical and implied volatility data. Accordingly, the Company bases its estimates of expected volatility on the historical volatility of a group of publicly-traded companies with similar characteristics to itself, including stage of product development and therapeutic focus within the life sciences industry. Historical volatility is calculated over a period of time commensurate with the expected term of the stock-based payment. The Company uses an assumed dividend yield of zero as the Company has never paid dividends on its common stock, nor does it expect to pay dividends on its common stock in the foreseeable future.
The Company accounts for forfeitures of all stock-based payments when such forfeitures occur.

Income Taxes
Income Taxes
Income taxes are recorded in accordance with ASC Topic 740,
Income Taxes
, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance against deferred tax assets is recorded if, based on the weight of the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company accounts for uncertain tax positions using a
more-likely-than-not
threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors, including, but not limited to, changes in the law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position.
Interest and penalty charges, if any, related to income taxes would be classified as a component of the “Provision for income taxes” in the consolidated statements of operations and comprehensive loss.

Net Loss per Share
Net Loss per Share
Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period, including any dilutive effect from convertible preferred stock, outstanding stock options, outstanding warrants or unvested restricted common stock.
The Company follows the
two-class
method when computing net loss per share for periods when issued shares that meet the definition of participating securities are outstanding. The two-class
method calls for the calculation of net loss per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income available to common stockholders to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Net losses are not allocated to the Company’s preferred stockholders as they do not have an obligation to share in the Company’s net losses.

Concentration of Credit Risk and Off-Balance Sheet Risk
Concentration of Credit Risk and
Off-Balance
Sheet Risk
Financial instruments that potentially expose the Company to concentrations of credit risk primarily consist of cash, cash equivalents and investments. Cash balances are deposited with federally-insured financial institutions in the United States and may, at times, exceed federally-insured limits. The Company maintains its cash, cash equivalents and investments with high-quality financial institutions and, consequently, the Company believes that such funds are subject to minimal credit risk. The Company’s cash equivalents are comprised of money market funds that are invested in U.S. Treasury and government agency obligations. The Company’s investments are comprised of commercial paper and government securities. Credit risk in these securities is reduced as a result of the Company’s investment policy to limit the amount invested in any single issuer and to only invest in securities of a high credit quality.
The Company has no significant
off-balance
sheet risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
. This standard requires that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used, and it establishes additional disclosure requirements related to credit risks. For available-for-sale
debt securities with expected credit losses, this standard now requires allowances to be recorded instead of reducing the amortized cost of the investment. The Company adopted this new standard effective January 1, 2023, and there was no impact to the condensed consolidated financial statements as a result of the adoption of this guidance.

Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued Accounting Standards Update (“ASU”)
2016-02,
Leases (Topic 842)
, which requires a lessee to recognize assets and liabilities on the balance sheet for operating leases and changes many key definitions, including the definition of a lease. The new standard includes a short-term lease exception for leases with a term of 12 months or less, as part of which a lessee can make an accounting policy election not to recognize lease assets and lease liabilities. Lessees will continue to differentiate between finance leases (previously referred to as capital leases) and operating leases using classification criteria that are substantially similar to the previous guidance. In July 2018, the FASB also issued ASU
2018-11,
Leases (Topic 842): Targeted Improvements
, which permits entities to continue applying legacy guidance in ASC Topic 840,
Leases
(“ASC 840”), including its disclosure requirements, in the comparative periods presented in the year that the entity adopts the new leasing standard. Under this transition method, the cumulative effect of initially applying ASC 842 is recognized as an adjustment to the opening balance of retained earnings or accumulated deficit at the beginning of the annual reporting period that includes the date of initial application. Finally, in June 2020, the FASB issued ASU
2020-05,
Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities
, whereby the effective date of this standard was deferred to annual reporting periods beginning after December 15, 2021 and interim periods within annual reporting periods beginning after December 15, 2022, and early adoption was still permitted.
Accordingly, the Company adopted ASC 842, as amended, on January 1, 2022 using the modified retrospective approach, which provides a method for recording existing leases at adoption and does not require restating comparative financial information. For the comparative period presented in these consolidated financial statements, lease-related disclosures continue to be presented in accordance with ASC 840. The Company also elected to utilize certain practical expedients under ASC 842, which among other things, permit the Company to i) maintain the lease classification for any existing leases, ii) maintain the Company’s determination as to whether any expired or existing contracts are or contain leases and iii) not separate nonlease components. Additionally, the Company elected an accounting policy whereby it does not apply the recognition requirements of ASC 842 to short-term leases with a term of 12 months or less.
Upon the adoption of ASC 842, the Company removed its legacy deferred rent balances that were previously recorded under ASC 840 and established an operating lease right-of-use
asset of $2.9 million, an operating lease liability, current of $1.6 million and an operating lease liability, net of current portion of $3.3 million, all relating to the Company’s existing operating lease for its current corporate headquarters. There was no impact to the opening balance of accumulated deficit as a result of the adoption of ASC 842.
The following table presents a summary of the amount by which each financial statement line item was affected by the adoption of ASC 842 (in thousands):

	January 1, 2022
	Prior to the Adoption of ASC 842	Effect of Adoption	Subsequent to the Adoption of ASC 842
Operating lease right-of-use asset	$—	$2,922	$2,922
Operating lease liabilities, current portion	$—	$1,577	$1,577
Deferred rent, current portion	$939	$(939)	$—
Operating lease liabilities, net of current portion	$—	$3,253	$3,253
Deferred rent, net of current portion	$969	$(969)	$—
The adoption of ASC 842 did not have a material impact on the consolidated statement of operations and comprehensive loss or the consolidated statement of cash flows for the year ended December 31, 2022.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which eliminates certain exceptions to the guidance in ASC 740 related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities when investment ownership changes. In addition, ASU
2019-12
simplifies the accounting for the interim period effects of changes in tax laws or rates and transactions that result in a step-up
in the tax basis of goodwill. This guidance is effective for annual reporting periods beginning after December 15, 2021 and interim periods within annual reporting periods beginning after December 15, 2022, and early adoption is permitted. The Company adopted this new standard effective January 1, 2022, and there was no impact to the consolidated financial statements as a result of the adoption of this guidance.

Recent Accounting Pronouncements-Yet to be Adopted
Recent Accounting
Pronouncements-Yet
to be Adopted
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
. This standard requires that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used, and it establishes additional disclosure requirements related to credit risks. For available-for-sale
debt securities with expected credit losses, this standard now requires allowances to be recorded instead of reducing the amortized cost of the investment. This guidance was originally effective for annual reporting periods beginning after December 15, 2020 and interim periods within fiscal years beginning after December 31, 2021, and early adoption was permitted. In November 2019, the FASB subsequently issued ASU
2019-10,
Financial Instruments-Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
, whereby the effective date of this standard was deferred to annual reporting periods beginning after December 15, 2022, including interim periods within those annual reporting periods, and early adoption is still permitted.

Accordingly, the Company will adopt this new standard effective January 1,
2023
, and it does not expect that the adoption of ASU
2016-13
will have a material impact on the consolidated financial statements.